Note 16 - Derivative Financial Instruments (Details) - Summary of Derivative Losses Recognized in Statement of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Derivative Losses Recognized in Statement of Operations [Abstract]
Interest rate swaps- change in fair value	$ 281	$ 660	$ 2,313	$ 2,656	$ 2,835
Interest rate swaps– realized loss	(281)	(729)
Total		$ (69)	$ (171)	$ (447)	$ (1,793)